Cover	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity File Number	00-24723
Entity Registrant Name	ROGUE ONE, INC.
Entity Central Index Key	0001058330
Entity Tax Identification Number	88-0393257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1023 K Street NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	(405)
Local Phone Number	923-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false